UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21470

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 105.6%

Security	Shares	Value
Aerospace & Defense — 0.8%
CAE, Inc.(1)	558,908	$11,643,473

		$11,643,473

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(1)	47,848	$4,413,021

		$4,413,021

Auto Components — 0.9%
Continental AG(1)	55,191	$12,719,089

		$12,719,089

Banks — 9.4%
Canadian Imperial Bank of Commerce(1)	188,744	$17,225,420
Danske Bank A/S(1)	274,505	7,977,258
ING Groep NV(1)	917,698	14,028,619
JPMorgan Chase & Co.(1)	126,801	14,575,775
KeyCorp(1)	785,522	16,393,844
Nordea Bank AB(1)	1,222,584	12,993,451
Societe Generale SA(1)	200,573	8,945,149
Sumitomo Mitsui Financial Group, Inc.(1)	276,820	10,986,357
UniCredit SpA(1)	576,756	10,183,861
Wells Fargo & Co.(1)	337,726	19,348,323

		$132,658,057

Beverages — 2.7%
Anheuser-Busch InBev SA/NV(1)	148,294	$15,090,995
Constellation Brands, Inc., Class A(1)	36,536	7,680,963
Diageo PLC(1)	406,194	14,902,225

		$37,674,183

Biotechnology — 0.2%
Shire PLC(1)	57,633	$3,282,435

		$3,282,435

Building Products — 1.1%
Assa Abloy AB, Class B(1)	804,866	$15,888,446

		$15,888,446

Chemicals — 3.4%
Arkema SA(1)	7,698	$963,966
BASF SE(1)	183,569	17,596,647
Ecolab, Inc.(1)	124,305	17,489,714
Sika AG(1)	84,318	11,972,171

		$48,022,498

Security	Shares	Value
Commercial Services & Supplies — 1.7%
Republic Services, Inc.(1)	171,019	$12,395,457
SECOM Co., Ltd.(1)	149,127	11,398,151

		$23,793,608

Construction & Engineering — 0.0%(2)
Abengoa SA, Class A(1)(3)	311,491	$10,390
Abengoa SA, Class B(1)(3)	3,220,895	37,494

		$47,884

Consumer Finance — 2.1%
Discover Financial Services(1)	151,715	$10,833,968
Navient Corp.(1)	836,478	11,049,875
OneMain Holdings, Inc.(1)(3)	240,748	8,004,871

		$29,888,714

Diversified Financial Services — 1.9%
ORIX Corp.(1)	1,658,818	$26,868,686

		$26,868,686

Electric Utilities — 3.0%
Iberdrola SA(1)	2,080,892	$16,178,712
NextEra Energy, Inc.(1)	155,662	26,079,612

		$42,258,324

Electrical Equipment — 2.7%
Legrand SA(1)	174,383	$12,799,331
Melrose Industries PLC(1)	8,975,361	25,397,137

		$38,196,468

Electronic Equipment, Instruments & Components — 2.2%
CDW Corp.(1)	194,081	$16,320,271
Keyence Corp.(1)	28,187	14,910,028

		$31,230,299

Energy Equipment & Services — 0.7%
Halliburton Co.(1)	238,365	$10,111,443

		$10,111,443

Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.(1)	177,256	$26,276,429
Equity Residential(1)	160,192	10,481,363

		$36,757,792

Health Care Equipment & Supplies — 3.4%
Baxter International, Inc.(1)	173,920	$12,600,504
Boston Scientific Corp.(1)(3)	625,580	21,025,744
Danaher Corp.(1)	137,837	14,139,319

		$47,765,567

Health Care Providers & Services — 1.5%
Anthem, Inc.(1)	48,712	$12,324,136
UnitedHealth Group, Inc.(1)	32,888	8,327,899

		$20,652,035

Hotels, Restaurants & Leisure — 1.1%
Compass Group PLC(1)	720,313	$15,493,449

		$15,493,449

Security	Shares	Value
Household Products — 1.0%
Reckitt Benckiser Group PLC(1)	161,934	$14,436,507

		$14,436,507

Insurance — 4.2%
AIA Group, Ltd.(1)	1,300,758	$11,386,254
Aviva PLC(1)	2,780,949	18,225,554
Chubb, Ltd.(1)	105,487	14,738,644
Prudential PLC(1)	636,970	15,028,371

		$59,378,823

Internet & Direct Marketing Retail — 2.8%
Amazon.com, Inc.(1)(3)	22,395	$39,805,769

		$39,805,769

Internet Software & Services — 5.1%
Alphabet, Inc., Class C(1)(3)	46,855	$57,034,717
Facebook, Inc., Class A(1)(3)	86,422	14,914,709

		$71,949,426

IT Services — 1.0%
Visa, Inc., Class A(1)	104,430	$14,279,758

		$14,279,758

Life Sciences Tools & Services — 1.3%
Lonza Group AG(1)	57,227	$17,615,459

		$17,615,459

Machinery — 6.6%
Atlas Copco AB, Class A(1)	366,682	$10,500,455
Fortive Corp.(1)	146,144	11,995,499
ITT, Inc.(1)	281,187	15,934,867
Komatsu, Ltd.(1)	494,861	14,622,201
MISUMI Group, Inc.(1)	339,731	8,679,727
Parker-Hannifin Corp.(1)	87,892	14,858,143
Xylem, Inc.(1)	212,768	16,289,518

		$92,880,410

Media — 1.2%
Walt Disney Co. (The)(1)	145,424	$16,514,349

		$16,514,349

Metals & Mining — 1.1%
Rio Tinto, Ltd.(1)	262,199	$15,846,557

		$15,846,557

Multi-Utilities — 1.5%
CMS Energy Corp.(1)	435,367	$21,045,641

		$21,045,641

Oil, Gas & Consumable Fuels — 6.6%
BP PLC(1)	3,211,817	$24,138,216
ConocoPhillips(1)	237,738	17,157,552
Exxon Mobil Corp.(1)	340,967	27,792,220
Phillips 66(1)	122,951	15,164,776
Royal Dutch Shell PLC, Class B(1)	70,460	2,468,017
Seven Generations Energy, Ltd., Class A(1)(3)	523,323	5,978,076

		$92,698,857

Security	Shares	Value
Personal Products — 1.8%
Unilever PLC(1)	431,487	$24,648,673

		$24,648,673

Pharmaceuticals — 6.8%
Bayer AG(1)	143,584	$15,984,792
Eli Lilly & Co.(1)	175,325	17,323,863
GlaxoSmithKline PLC	254,249	5,280,814
Johnson & Johnson(1)	188,589	24,991,814
Novo Nordisk A/S, Class B(1)	290,138	14,433,578
Zoetis, Inc.(1)	195,772	16,930,362

		$94,945,223

Professional Services — 1.1%
Verisk Analytics, Inc.(1)(3)	140,233	$15,512,574

		$15,512,574

Road & Rail — 1.6%
CSX Corp.(1)	320,652	$22,663,683

		$22,663,683

Semiconductors & Semiconductor Equipment — 3.4%
ASML Holding NV(1)	133,249	$28,537,703
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	454,015	18,709,958

		$47,247,661

Software — 4.2%
Activision Blizzard, Inc.(1)	244,460	$17,948,253
Microsoft Corp.(1)	379,553	40,262,982

		$58,211,235

Specialty Retail — 4.1%
Home Depot, Inc. (The)(1)	82,097	$16,215,799
Industria de Diseno Textil SA(1)	563,581	18,468,895
TJX Cos., Inc. (The)(1)	157,622	15,330,316
Ulta Beauty, Inc.(1)(3)	32,774	8,009,638

		$58,024,648

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.(1)	153,372	$29,185,158
HP, Inc.(1)	924,644	21,340,783

		$50,525,941

Textiles, Apparel & Luxury Goods — 2.2%
adidas AG(1)	59,453	$13,144,666
LVMH Moet Hennessy Louis Vuitton SE(1)	34,621	12,065,004
Samsonite International SA(1)(4)	1,537,858	5,812,101

		$31,021,771

Thrifts & Mortgage Finance — 0.7%
MGIC Investment Corp.(1)(3)	755,161	$9,424,409

		$9,424,409

Tobacco — 1.2%
British American Tobacco PLC(1)	301,422	$16,569,845

		$16,569,845

Security	Shares	Value
Wireless Telecommunication Services — 0.8%
Tele2 AB, Class B(1)	840,139	$11,273,276

		$11,273,276

Total Common Stocks (identified cost $1,383,698,945)		$1,485,885,966

Preferred Stocks — 6.3%(1)

Security	Shares	Value
Banks — 1.8%
AgriBank FCB, 6.875% to 1/1/24(5)	50,890	$5,470,675
CoBank ACB, Series F, 6.25% to 10/1/22(5)	51,100	5,339,950
Farm Credit Bank of Texas, 6.75% to 9/15/23(4)(5)	7,600	817,000
First Republic Bank, Series G, 5.50%	37,875	947,633
First Tennessee Bank NA, 3.75%, (3 mo. USD LIBOR + 0.85%, Floor 3.75%)(4)(6)	2,570	2,043,150
IBERIABANK Corp., Series C, 6.60% to 5/1/26(5)	92,100	2,477,490
Texas Capital Bancshares, Inc., 6.50%	134,839	3,451,878
Wells Fargo & Co., Series L, 7.50% (Convertible)	2,938	3,728,322
Wells Fargo & Co., Series Y, 5.625%	57,275	1,441,039

		$25,717,137

Electric Utilities — 1.4%
Interstate Power & Light Co., Series D, 5.10%	91,305	$2,289,929
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	60,924	1,527,365
NextEra Energy Capital Holdings, Inc., Series K, 5.25%	156,000	3,906,240
SCE Trust VI, 5.00%	330,150	7,543,927
Southern Co. (The), 6.25%	169,479	4,416,623

		$19,684,084

Equity Real Estate Investment Trusts (REITs) — 1.0%
CBL & Associates Properties, Inc., Series D, 7.375%	214,525	$4,138,187
DDR Corp., Series A, 6.375%	139,400	3,583,974
DDR Corp., Series K, 6.25%	21,025	509,856
Spirit Realty Capital, Inc., Series A, 6.00%	111,771	2,626,619
Summit Hotel Properties, Inc., Series E, 6.25%	73,421	1,729,799
Vornado Realty Trust, Series K, 5.70%	53,253	1,354,224

		$13,942,659

Food Products — 0.8%
Dairy Farmers of America, Inc., 7.875%(4)	86,230	$8,773,903
Ocean Spray Cranberries, Inc., 6.25%(4)	18,430	1,686,345

		$10,460,248

Insurance — 0.1%
PartnerRe, Ltd., Series I, 5.875%	54,070	$1,371,215

		$1,371,215

Machinery — 0.3%
Stanley Black & Decker, Inc., 5.75%	181,082	$4,594,050

		$4,594,050

Multi-Utilities — 0.3%
DTE Energy Co., Series C, 5.25%	186,698	$4,592,771

		$4,592,771

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.6%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(5)	403,475	$9,005,562

		$9,005,562

Total Preferred Stocks (identified cost $90,666,332)		$89,367,726

Corporate Bonds & Notes — 13.8%

Security	Principal Amount (000’s omitted)	Value
Airlines — 0.1%
Azul Investments LLP, 5.875%, 10/26/24(1)(4)	$1,595	$1,501,294

		$1,501,294

Automobiles — 0.3%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(1)(5)(7)	$3,990	$3,930,150

		$3,930,150

Banks — 6.9%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(1)(4)(5)(7)	$5,880	$6,137,250
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(1)(5)(7)	4,200	3,874,500
Banco do Brasil SA, 6.25% to 4/15/24(1)(4)(5)(7)	8,348	7,064,495
Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/10/28(1)(4)(5)(7)	3,025	3,204,987
Banco Santander SA, 6.375% to 5/19/19(5)(7)(8)	600	602,724
Bank of America Corp., Series AA, 6.10% to 3/17/25(1)(5)(7)	6,896	7,195,976
Bank of America Corp., Series FF, 5.875% to 3/15/28(1)(5)(7)	2,875	2,855,594
Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(5)(7)	2,080	2,119,000
Citigroup, Inc., Series T, 6.25% to 8/15/26(1)(5)(7)	4,645	4,816,215
Credit Agricole SA, 7.875% to 1/23/24(1)(4)(5)(7)	5,964	6,362,318
Credit Suisse Group AG, 7.50% to 7/17/23(4)(5)(7)	3,037	3,138,739
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(4)(5)(7)	3,200	3,248,000
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(1)(5)(7)	14,204	14,645,460
Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(5)(7)	6,125	6,339,375
M&T Bank Corp., Series F, 5.125% to 11/1/26(1)(5)(7)	4,680	4,662,450
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(1)(5)(7)	1,390	1,383,050
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(5)(7)	5,035	5,360,362
Societe Generale SA, 6.75% to 4/6/28(1)(4)(5)(7)	7,230	6,931,762
UniCredit SpA, 8.00% to 6/3/24(1)(5)(7)(8)	7,025	6,796,168
Zions Bancorporation, Series I, 5.80% to 6/15/23(1)(5)(7)	681	675,893

		$97,414,318

Capital Markets — 1.3%
Banco BTG Pactual SA/Cayman Islands, 5.50%, 1/31/23(1)(4)	$1,825	$1,777,112
Banco BTG Pactual SA/Cayman Islands, 5.75%, 9/28/22(1)(4)	2,704	2,648,812
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(1)(5)(7)	5,740	5,539,100
UBS Group AG, 6.875% to 8/7/25(1)(5)(7)(8)	7,463	7,640,037

		$17,605,061

Construction & Engineering — 0.0%(2)
Abengoa Abenewco 2 SAU, 1.50%, (1.50% cash or 0.25% cash and 1.25% PIK), 3/31/23(1)(4)	$1,314	$95,298

		$95,298

Security	Principal Amount (000’s omitted)	Value
Diversified Financial Services — 0.6%
Cadence Financial Corp., 4.875%, 6/28/19(1)(4)	$3,870	$3,878,118
Textron Financial Corp., 4.078%, (3 mo. USD LIBOR + 1.735%), 2/15/67(1)(4)(6)	1,719	1,559,992
Unifin Financiera SAB de CV, 8.875% to 1/29/25(1)(4)(5)(7)	3,187	3,016,910

		$8,455,020

Electric Utilities — 0.8%
AES Gener SA, 8.375% to 6/18/19, 12/18/73(1)(4)(5)	$6,131	$6,376,240
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)(5)	4,890	5,062,375

		$11,438,615

Energy Equipment & Services — 0.2%
Oceaneering International, Inc., 6.00%, 2/1/28(1)	$3,005	$2,996,422

		$2,996,422

Food Products — 0.7%
JBS Investments GmbH, 7.75%, 10/28/20(1)(4)	$2,312	$2,378,817
Land O’ Lakes, Inc., 8.00%(1)(4)(7)	6,721	7,393,100

		$9,771,917

Gas Utilities — 0.2%
NiSource, Inc., 5.65% to 6/15/23(4)(5)(7)	$3,160	$3,148,150

		$3,148,150

Metals & Mining — 0.2%
BHP Billiton Finance USA, Ltd., 6.75% to 10/20/25, 10/19/75(1)(4)(5)	$2,388	$2,614,860

		$2,614,860

Multi-Utilities — 0.1%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(1)(5)	$873	$914,355

		$914,355

Oil, Gas & Consumable Fuels — 0.8%
Enterprise Products Operating, LLC, Series E, 5.25% to 8/16/27, 8/16/77(5)	$6,015	$5,680,386
Odebrecht Oil & Gas Finance, Ltd., 0.00%(1)(4)(7)	6,981	127,398
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(1)(5)(7)	5,690	5,547,750

		$11,355,534

Pharmaceuticals — 0.4%
Teva Pharmaceutical Finance Netherlands III B.V., 6.00%, 4/15/24(1)	$6,025	$6,241,381

		$6,241,381

Pipelines — 0.8%
Enbridge Energy Partners, L.P., 6.135%, (3 mo. USD LIBOR + 3.798%), 10/1/77(1)(6)	$5,765	$5,773,071
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(1)(5)(7)	4,128	3,919,020
Transportadora de Gas del Sur SA, 6.75%, 5/2/25(4)	1,385	1,308,409

		$11,000,500

Toys, Games & Hobbies — 0.3%
Mattel, Inc., 6.75%, 12/31/25(4)	$4,110	$4,002,113

		$4,002,113

Transportation — 0.1%
JSL Europe SA, 7.75%, 7/26/24(1)(4)	$1,510	$1,434,666

		$1,434,666

Total Corporate Bonds & Notes (identified cost $201,855,525)		$193,919,654

Exchange-Traded Funds — 2.0%

Security	Shares	Value
Equity Funds — 2.0%
First Trust Preferred Securities and Income ETF(1)	1,449,560	$27,846,047

Total Exchange-Traded Funds (identified cost $29,171,085)		$27,846,047

Short-Term Investments — 1.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(9)	20,782,111	$20,782,111

Total Short-Term Investments (identified cost $20,782,111)		$20,782,111

Total Investments — 129.2% (identified cost $1,726,173,998)		$1,817,801,504

Other Assets, Less Liabilities — (29.2)%		$(411,136,474)

Net Assets — 100.0%		$1,406,665,030

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Credit Agreement.

(2)	Amount is less than 0.05%.

(3)	Non-income producing security.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $98,481,339 or 7.0% of the Fund’s net assets.

(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

(6)	Variable rate security. The stated dividend/interest rate represents the rate in effect at July 31, 2018.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the aggregate value of these securities is $15,038,929 or 1.1% of the Fund’s net assets.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $348,346.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	57.8%	$1,051,357,225
United Kingdom	11.1	201,667,085
Japan	4.8	87,465,150
Germany	3.3	59,445,194
Sweden	2.8	50,655,628
France	2.7	48,067,530
Netherlands	2.5	45,034,339
Switzerland	2.3	41,737,621
Spain	2.2	39,268,013
Canada	1.9	34,846,969
Denmark	1.2	22,410,836
Taiwan	1.0	18,709,958
Italy	0.9	16,980,029
Brazil	0.9	16,932,594
Belgium	0.8	15,090,995
Hong Kong	0.6	11,386,254
Australia	0.5	8,752,110
Chile	0.4	6,376,240
Israel	0.4	6,241,381
Mexico	0.3	6,221,897
Argentina	0.1	1,308,409
Exchange-Traded Funds	1.5	27,846,047

Total Investments	100.0%	$1,817,801,504

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

USD	-	United States Dollar

The Fund did not have any open derivative instruments at July 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$95,875,871	$77,703,204		$—	$173,579,075
Consumer Staples	7,680,963	85,648,245		—	93,329,208
Energy	76,204,067	26,606,233		—	102,810,300
Financials	121,595,129	136,623,560		—	258,218,689
Health Care	127,663,641	56,597,078		—	184,260,719
Industrials	125,706,235	99,333,332		—	225,039,567
Information Technology	229,996,589	43,447,731		—	273,444,320
Materials	17,489,714	46,379,341		—	63,869,055
Real Estate	36,757,792	—		—	36,757,792
Telecommunication Services	—	11,273,276		—	11,273,276
Utilities	47,125,253	16,178,712		—	63,303,965
Total Common Stocks	$886,095,254	$599,790,712	*	$—	$1,485,885,966
Preferred Stocks
Consumer Staples	$—	$10,460,248		$—	$10,460,248
Energy	9,005,562	—		—	9,005,562
Financials	13,417,577	13,670,775		—	27,088,352
Industrials	4,594,050	—		—	4,594,050
Real Estate	13,942,659	—		—	13,942,659
Utilities	24,276,855	—		—	24,276,855
Total Preferred Stocks	$65,236,703	$24,131,023		$—	$89,367,726
Corporate Bonds & Notes	$—	$193,919,654		$—	$193,919,654
Exchange-Traded Funds	27,846,047	—		—	27,846,047
Short-Term Investments	—	20,782,111		—	20,782,111
Total Investments	$979,178,004	$838,623,500		$—	$1,817,801,504

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 24, 2018